Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock To Be Issued [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 638	$ 3	$ 1	$ 4,617,363	$ (11,249,934)	$ 196,464,222	$ (217,326,611)	$ (255,105)	$ (27,749,423)
Balance, shares at Dec. 31, 2021	637,755	2,500	1,334	4,617,362,977
Issuance of shares of common stock sold, net of issuance costs of $35,822				$ 148,912		992,602			1,141,514
Issuance of shares of common stock sold, net of issuance costs, shares				148,912,372
Net income(loss)							6,025,812	(529,672)	5,496,140
Issuance of common stock for services				$ 5,000		130,000			135,000
Issuance of common stock for services, shares				5,000,000
Balance at Dec. 31, 2022	$ 638	$ 3	$ 1	$ 4,771,275	(11,249,934)	197,586,824	(211,300,799)	(784,777)	(20,976,769)
Balance, shares at Dec. 31, 2022	637,755	2,500	1,334	4,771,275,349
Issuance of shares of common stock sold, net of issuance costs of $35,822				$ 107,757		418,636			526,393
Issuance of shares of common stock sold, net of issuance costs, shares				107,756,783
Net income(loss)							(2,527,552)		(2,527,552)
Balance at Mar. 31, 2023	$ 638	$ 3	$ 1	$ 4,879,032	(11,249,934)	198,005,460	(213,828,351)	(784,777)	(22,977,928)
Balance, shares at Mar. 31, 2023	637,755	2,500	1,334	4,879,032,132
Balance at Dec. 31, 2022	$ 638	$ 3	$ 1	$ 4,771,275	(11,249,934)	197,586,824	(211,300,799)	(784,777)	(20,976,769)
Balance, shares at Dec. 31, 2022	637,755	2,500	1,334	4,771,275,349
Issuance of shares of common stock sold, net of issuance costs of $35,822				$ 710,238		1,118,025			1,828,263
Issuance of shares of common stock sold, net of issuance costs, shares				710,238,051
Net income(loss)							(7,369,681)		(7,369,681)
Balance at Dec. 31, 2023	$ 638	$ 3	$ 1	$ 5,481,513	(11,249,934)	198,704,849	(218,670,480)	(784,777)	(26,518,187)
Balance, shares at Dec. 31, 2023	637,755	2,500	1,334	5,481,513,400
Issuance of shares of common stock sold, net of issuance costs of $35,822				$ 340,304		10,251			350,555
Issuance of shares of common stock sold, net of issuance costs, shares				340,303,728
Net income(loss)							(1,423,795)		(1,423,795)
Balance at Mar. 31, 2024	$ 638	$ 3	$ 1	$ 5,821,817	$ (11,249,934)	$ 198,715,100	$ (220,094,275)	$ (784,777)	$ (27,591,427)
Balance, shares at Mar. 31, 2024	637,755	2,500	1,334	5,821,817,128